Trade and Other Receivables - Summary of Bad and Doubtful Debt Provision (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
Beginning Balance	£ 207	£ 167
Exchange adjustments	(4)	23
Charge for the year	31	77
Subsequent recoveries of amounts provided for	(79)	(59)
Utilised	(15)	(1)
Ending Balance	£ 140	£ 207